Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 66	€ 308
Poland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		244
Slovakia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		1
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	9	2
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	1	1
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	5	8
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	1
Türkiye
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	40	41
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 10	€ 11